Net Loss From Continuing Operations - Finance Costs (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Income (Loss) From Continuing Operations [Abstract]
Interest expense on bank loans		$ 11,343	$ 8,694	$ 6,672
Interest expense on lease liabilities		567	440	530
Interest expense on provisions for restoration		15	0	0
Interest expense on bonds		0	2,637	3,886
Modification loss on bank loans	$ 900	0	900	0
Finance costs		$ 11,925	$ 12,671	$ 11,088